Document and Entity Information	0 Months Ended
Jul. 31, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jul. 31, 2014
Registrant Name	AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK
Central Index Key	0001496999
Amendment Flag	false
Document Creation Date	Sep. 30, 2014
Document Effective Date	Oct. 01, 2014
Prospectus Date	Oct. 01, 2014
Multi-Class Prospectus | AMERICAN FUNDS SHORT-TERM TAX-EXEMPT BOND FUND® | Class A
Risk/Return:
Trading Symbol	ASTEX
Multi-Class Prospectus | AMERICAN FUNDS SHORT-TERM TAX-EXEMPT BOND FUND® | Class F-1
Risk/Return:
Trading Symbol	FSTTX
Multi-Class Prospectus | AMERICAN FUNDS SHORT-TERM TAX-EXEMPT BOND FUND® | Class F-2
Risk/Return:
Trading Symbol	ASTFX
Multi-Class Prospectus | LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA® | Class A
Risk/Return:
Trading Symbol	LTEBX
Multi-Class Prospectus | LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA® | Class B
Risk/Return:
Trading Symbol	LTXBX
Multi-Class Prospectus | LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA® | Class C
Risk/Return:
Trading Symbol	LTXCX
Multi-Class Prospectus | LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA® | Class F-1
Risk/Return:
Trading Symbol	LTXFX
Multi-Class Prospectus | LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA® | Class F-2
Risk/Return:
Trading Symbol	LTEFX
Multi-Class Prospectus | TAX EXEMPT BOND FUND OF AMERICA® | Class A
Risk/Return:
Trading Symbol	AFTEX
Multi-Class Prospectus | TAX EXEMPT BOND FUND OF AMERICA® | Class B
Risk/Return:
Trading Symbol	TEBFX
Multi-Class Prospectus | TAX EXEMPT BOND FUND OF AMERICA® | Class C
Risk/Return:
Trading Symbol	TEBCX
Multi-Class Prospectus | TAX EXEMPT BOND FUND OF AMERICA® | Class F-1
Risk/Return:
Trading Symbol	AFTFX
Multi-Class Prospectus | TAX EXEMPT BOND FUND OF AMERICA® | Class F-2
Risk/Return:
Trading Symbol	TEAFX
Multi-Class Prospectus | AMERICAN HIGH-INCOME MUNICIPAL BOND FUND® | Class A
Risk/Return:
Trading Symbol	AMHIX
Multi-Class Prospectus | AMERICAN HIGH-INCOME MUNICIPAL BOND FUND® | Class B
Risk/Return:
Trading Symbol	ABHMX
Multi-Class Prospectus | AMERICAN HIGH-INCOME MUNICIPAL BOND FUND® | Class C
Risk/Return:
Trading Symbol	AHICX
Multi-Class Prospectus | AMERICAN HIGH-INCOME MUNICIPAL BOND FUND® | Class F-1
Risk/Return:
Trading Symbol	ABHFX
Multi-Class Prospectus | AMERICAN HIGH-INCOME MUNICIPAL BOND FUND® | Class F-2
Risk/Return:
Trading Symbol	AHMFX
Multi-Class Prospectus | Tax-Exempt Fund of California® | Class A
Risk/Return:
Trading Symbol	TAFTX
Multi-Class Prospectus | Tax-Exempt Fund of California® | Class B
Risk/Return:
Trading Symbol	TECBX
Multi-Class Prospectus | Tax-Exempt Fund of California® | Class C
Risk/Return:
Trading Symbol	TECCX
Multi-Class Prospectus | Tax-Exempt Fund of California® | Class F-1
Risk/Return:
Trading Symbol	TECFX
Multi-Class Prospectus | Tax-Exempt Fund of California® | Class F-2
Risk/Return:
Trading Symbol	TEFEX
Multi-Class Prospectus | AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK® | Class A
Risk/Return:
Trading Symbol	NYAAX
Multi-Class Prospectus | AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK® | Class B
Risk/Return:
Trading Symbol	NYABX
Multi-Class Prospectus | AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK® | Class C
Risk/Return:
Trading Symbol	NYACX
Multi-Class Prospectus | AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK® | Class F-1
Risk/Return:
Trading Symbol	NYAEX
Multi-Class Prospectus | AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK® | Class F-2
Risk/Return:
Trading Symbol	NYAFX